Income Taxes, Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets [Abstract]
Net operating loss carryovers		$ 1,157	$ 48,813
Tax credits		29,334	30,057
Stock-based compensation		7,515	6,620
Deferred revenue		29,256	0
Other		240	1,251
Total deferred tax assets		67,502	86,741
Deferred Tax Liabilities [Abstract]
Intangible assets		(125)	(281)
Total deferred tax liabilities		(125)	(281)
Valuation allowance		(67,377)	(86,460)
Net deferred tax assets and liabilities		$ 0	$ 0
U.S. federal corporate tax rate		35.00%	35.00%	35.00%
Impact of reduction in tax rate on net deferred tax assets		$ (19,100)
Tax benefit related to repeal of AMT liability under the Tax Act		$ (500)
Plan [Member]
Deferred Tax Liabilities [Abstract]
U.S. federal corporate tax rate	21.00%